Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2024
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
6. Details to the consolidated statements of cash flows
6.1. Non-cash items and other adjustments from continuing operations
The following table shows the reversal of non-cash items and other adjustments in the consolidated statements of cash flows.
(USD millions)	Q2 2024	Q2 2023

Depreciation, amortization and impairments on:
Property, plant and equipment	228	213

Right-of-use assets	61	68

Intangible assets	873	1 427

Financial assets [1]	-22	29

Change in provisions and other non-current liabilities	204	-53

Losses on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	72	86

Equity-settled compensation expense	257	222

Loss from associated companies	2	2

Income taxes	595	403

Net financial expense	171	131

Other	-41	39

Total	2 400	2 567

[1] Includes fair value changes
(USD millions)	H1 2024	H1 2023

Depreciation, amortization and impairments on:
Property, plant and equipment	447	465

Right-of-use assets	124	133

Intangible assets	1 905	2 980

Financial assets [1]	6	75

Change in provisions and other non-current liabilities	367	362

Losses/(gains) on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	142	-216

Equity-settled compensation expense	517	412

Loss from associated companies	31	4

Income taxes	1 036	773

Net financial expense	386	227

Other	-64	34

Total	4 897	5 249

[1] Includes fair value changes
6.2. Total amount of income taxes paid
In the first half of 2024, the total amount of income taxes paid by continuing operations was USD 1 049 million (Q2 2024: USD 473 million), and nil by discontinued operations (Q2 2024: nil). In the first half of 2024, the total amount of income taxes paid by the Company was USD 1 049 million (Q2 2024: USD 473 million).
In the first half of 2023, the total amount of income taxes paid by continuing operations was USD 1 268 million (Q2 2023: USD 973 million), and by discontinued operations was USD 110 million (Q2 2023: USD 57 million), which was included within “Net cash flows from operating activities from discontinued operations”. In the first half of 2023, the total amount of income taxes paid by the Company was USD 1 378 million (Q2 2023: USD 1 030 million).
6.3. Cash flows from changes in working capital and other operating items included in the net cash flows from operating activities from continuing operations
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Increase in inventories	-18	-185	-146	-546

Increase in trade receivables	-501	-447	-1 421	-1 147

(Decrease)/increase in trade payables	-142	73	-551	99

Change in other current and non-current assets	-105	9	-377	-100

Change in other current liabilities	1 004	605	744	531

Total	238	55	-1 751	-1 163

6.4. Cash flows arising from acquisitions and divestments of businesses, net from continuing operations
The following table is a summary of the cash flow impact of acquisitions and divestments of businesses.
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Total purchase consideration for acquisitions of businesses	-3 807	0	-4 105	0

Acquired cash and cash equivalents	234		236

Contingent consideration payable, net	233		280	-10

Payments (incl. prepayments), deferred consideration and other adjustments, net	47	-100	55	-100

Cash flows used for acquisitions of businesses [1]	-3 293	-100	-3 534	-110

Cash flows (used for)/from divestments of businesses, net [2]	-26	16	-64	3

Cash flows used for acquisitions and divestments of businesses, net	-3 319	-84	-3 598	-107

[1] The second quarter and the first half of 2024 include the payments for purchases of MorphoSys shares by Novartis during the Offer period totaling EUR 0.3 billion (USD 0.3 billion), see Note 3 for further information.

2 In the first half of 2024, USD 64 million (Q2 2024: USD 26 million) represented the net cash outflows from divestments in prior years.
In the first half of 2023, USD 3 million (Q2 2023: USD 16 million) represented the net cash inflows from divestments from the 2023 periods and prior years.
Note 3 provides further information regarding significant acquisitions and divestments of businesses. All acquisitions were for cash.